Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)	2020	2019
Land	$2,615	2,615
Office buildings and improvements	12,074	11,946
Furniture and equipment	12,497	12,954
	27,186	27,515
Accumulated depreciation	(17,053)	(17,000)
	$10,133	10,515